Balance Sheets - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash	$ 6,214,337	$ 6,835	$ 85,102
Deferred offering costs	42,580
Total current assets	6,256,917	6,835	85,102
Acquired patents, net	17,130	19,836	23,443
Total assets	6,274,047	26,671	108,545
Current liabilities
Accounts payable & accrued interest	800,219	730,309	277,556
Accrued offering costs	42,580
Unreimbursed Expenses	138,009	11,626	30,889
Advance from related party/shareholder	635,154	635,154	420,154
Total current liabilities	1,615,962	1,377,089	728,599
Related party payable			9,500,000
Total liabilities	1,615,962	1,377,089	10,228,599
Stockholders' equity (deficit)
Common stock, $0.001 par value; 100,000,000 shares authorized; 11,970,185 and 8,458,048 shares issued and outstanding as of September 30, 2020, December 31, 2019 and December 31, 2018, respectively	11,970	8,458	203
Preferred stock value
Additional paid-in capital	32,572,042	25,853,134	13,666,446
Accumulated deficit	(27,925,927)	(27,213,991)	(23,788,684)
Total stockholders' equity (deficit)	4,658,085	(1,350,418)	(10,120,054)
Total liabilities and stockholders' equity	6,274,047	26,671	108,545
Series A Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred stock value		1,521	1,521
Series B Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred stock value		129	129
Series C Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred stock value		67	67
Series D Preferred Stock [Member]
Stockholders' equity (deficit)
Preferred stock value		$ 264	$ 264